Financial Income and Expense	6 Months Ended
Jun. 30, 2025
Financial Income and Expense [Abstract]
FINANCIAL INCOME AND EXPENSE

8 FINANCIAL INCOME AND EXPENSE

For the periods ended at June 30, 2025 and 2024, financial income consists of the following:

	January 1 -	January 1 -
	June 30, 2025	June 30, 2024
Financial interest income	232,832	558,718
Total	232,832	558,718

For the periods ended at June 30, 2025 and 2024, financial expenses consists of the following:

	January 1 -	January 1 -
	June 30, 2025	June 30, 2024
Interest expense on financial liabilities	6,026,541	4,087,495
Foreign exchange loss, net	945,391	118,870
Bank commission expenses	1,257	2,558
Total	6,973,189	4,208,923